INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FUTURETECH II ACQUISITION CORP [Member]
Deferred tax assets valuation allowance	$ 313,922	$ 162,267